11008112

NYSE Euronext

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

September 8, 2011

Received SEC
SEP 08 2011
Washington, DC 20549

CERT NYS
File No. 001-15060

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	UBS AG
	Issuer CIK:	0001114446
	SEC File Number:	001-15060
	Form 8-A Date:	9/8/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

UBS AG ETRACS 1-Month S&P 500 VIX Futures ETN due September 6, 2041
UBS AG ETRACS 2-Month S&P 500 VIX Futures ETN due September 6, 2041
UBS AG ETRACS 3-Month S&P 500 VIX Futures ETN due September 6, 2041
UBS AG ETRACS 4-Month S&P 500 VIX Futures ETN due September 6, 2041
UBS AG ETRACS 5-Month S&P 500 VIX Futures ETN due September 6, 2041
UBS AG ETRACS 6-Month S&P 500 VIX Futures ETN due September 6, 2041

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,